Associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Associates And Joint Ventures [Abstract]
Schedule of Profit (Loss) of Associates and Joint Ventures Accounted for Using Equity Method

		2025		2024		2023
	Total £m	Group’s share £m	Total £m	Group's share £m	Total £m	Group's share £m
Revenue	9,708	2,416	9,936	2,635	9,412	2,630
Profit from operations	3,752	952	2,662	715	2,596	783
Net finance income	(2)	—	5	2	15	4
Profit on ordinary activities before taxation	3,750	952	2,667	717	2,611	787
Taxation on ordinary activities	(659)	(162)	(639)	(172)	(664)	(194)
Profit on ordinary activities after taxation	3,091	790	2,028	545	1,947	593
Non-controlling interests	(27)	(7)	(27)	(6)	(28)	(8)
Post-tax results of associates and joint ventures	3,064	783	2,001	539	1,919	585
Gain from partial divestment of shares in ITC	—	898	—	1,361	—	—
Total post-tax results of associates and joint ventures	3,064	1,681	2,001	1,900	1,919	585

Summary of Group's Share of the Result of Associates and Joint Ventures	The Group’s share of the results of associates and joint ventures (excluding the gain from partial divestment of shares in ITC) is shown in the table below.

	2025	2024	2023
	Group’s share £m	Group’s share £m	Group’s share £m
Profit on ordinary activities after taxation
– attributable to owners of the parent	783	539	585
Other comprehensive income/(expense):
Items that may be reclassified to profit and loss	(133)	(13)	(107)
Items that will not be reclassified to profit and loss	(4)	33	(5)
Total comprehensive income	646	559	473

Summary of Financial Information of the Group's Associates and Joint Ventures	Summarised financial information of the Group’s associates and joint ventures is shown below.

			2025
	ITC £m	Others £m	Total £m
Revenue	6,921	2,787	9,708
Profit/(loss) on ordinary activities before taxation	3,765	(15)	3,750
Post-tax results of associates and joint ventures	3,082	(18)	3,064
Other comprehensive expense	(761)	(14)	(775)
Total comprehensive income/(expense)	2,321	(32)	2,289

			2024
	ITC £m	Others £m	Total £m
Revenue	7,265	2,671	9,936
Profit/(loss) on ordinary activities before taxation	2,680	(13)	2,667
Post-tax results of associates and joint ventures	2,025	(24)	2,001
Other comprehensive income/(expense)	98	(15)	83
Total comprehensive income/(expense)	2,123	(39)	2,084

			2023
	ITC £m	Others £m	Total £m
Revenue	6,805	2,607	9,412
Profit/(loss) on ordinary activities before taxation	2,813	(202)	2,611
Post-tax results of associates and joint ventures	2,121	(202)	1,919
Other comprehensive expense	(368)	(20)	(388)
Total comprehensive income/(expense)	1,753	(222)	1,531